FI - Roll-forward of assets measured at fair value on recurring basis (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020
Assets measured at fair value on a recurring basis for level 3
Retained Earnings (Accumulated Deficit)	SFr 32,834	SFr 30,634
Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	0	0
Transfers in, assets		0
Transfers out, assets		(12)
Purchases, assets		0
Sales, assets		0
Issuances, assets		12
Settlements, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets		0
Gain (loss) on all other activity included in trading revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		0
Balance at end of period, assets		0
Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		0
Recurring basis | Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1	30
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	213	2
Sales, assets	(106)	(31)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(7)	0
Balance at end of period, assets	101	1
Recurring basis | Securities received as collateral | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	0	0
Recurring basis | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	7,885	8,980
Transfers in, assets	3,255	1,600
Transfers out, assets	(3,271)	(2,723)
Purchases, assets	6,304	16,544
Sales, assets	(6,740)	(17,005)
Issuances, assets	2,064	1,142
Settlements, assets	(2,968)	(1,641)
Gain (loss) on transfers in/out included in trading revenues, assets	290	(80)
Gain (loss) on all other activity included in trading revenues, assets	1,598	1,281
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	5	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(887)	(213)
Balance at end of period, assets	7,535	7,885
Recurring basis | Trading assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	1,377	1,085
Recurring basis | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,923	2,242
Transfers in, assets	2,078	793
Transfers out, assets	(1,775)	(1,508)
Purchases, assets	3,811	4,037
Sales, assets	(3,493)	(3,537)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	1	17
Gain (loss) on all other activity included in trading revenues, assets	14	(41)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	5	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(311)	(80)
Balance at end of period, assets	2,253	1,923
Recurring basis | Trading assets | Debt securities | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	166	146
Recurring basis | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,128	1,260
Transfers in, assets	703	485
Transfers out, assets	(809)	(843)
Purchases, assets	2,685	3,076
Sales, assets	(2,464)	(2,768)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	26	21
Gain (loss) on all other activity included in trading revenues, assets	211	(52)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(210)	(51)
Balance at end of period, assets	1,270	1,128
Recurring basis | Trading assets | Debt securities | Corporate debt securities | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	196	153
Recurring basis | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,534	3,298
Transfers in, assets	995	592
Transfers out, assets	(1,207)	(734)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	2,064	1,142
Settlements, assets	(2,891)	(1,616)
Gain (loss) on transfers in/out included in trading revenues, assets	213	(92)
Gain (loss) on all other activity included in trading revenues, assets	1,607	1,034
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	1	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(405)	(90)
Balance at end of period, assets	3,911	3,534
Recurring basis | Trading assets | Derivative instruments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	1,323	957
Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,040	1,054
Transfers in, assets	255	224
Transfers out, assets	(519)	(400)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	507	361
Settlements, assets	(743)	(402)
Gain (loss) on transfers in/out included in trading revenues, assets	107	(80)
Gain (loss) on all other activity included in trading revenues, assets	725	316
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(186)	(33)
Balance at end of period, assets	1,186	1,040
Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	752	404
Recurring basis | Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	879	673
Transfers in, assets		282
Transfers out, assets		(244)
Purchases, assets		0
Sales, assets		0
Issuances, assets		390
Settlements, assets		(765)
Gain (loss) on transfers in/out included in trading revenues, assets		(6)
Gain (loss) on all other activity included in trading revenues, assets		565
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(16)
Balance at end of period, assets		879
Recurring basis | Trading assets | Derivative instruments | Credit derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		320
Recurring basis | Trading assets | Derivative instruments | Other derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	909	806
Transfers in, assets	0	6
Transfers out, assets	0	(1)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	303	303
Settlements, assets	(326)	(317)
Gain (loss) on transfers in/out included in trading revenues, assets	(1)	0
Gain (loss) on all other activity included in trading revenues, assets	291	128
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(97)	(16)
Balance at end of period, assets	1,079	909
Recurring basis | Trading assets | Derivative instruments | Other derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	310	266
Recurring basis | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,231	3,308
Transfers in, assets	119	132
Transfers out, assets	(246)	(424)
Purchases, assets	2,420	12,333
Sales, assets	(3,189)	(13,384)
Issuances, assets	0	0
Settlements, assets	(77)	(25)
Gain (loss) on transfers in/out included in trading revenues, assets	72	(2)
Gain (loss) on all other activity included in trading revenues, assets	76	333
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(1)	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(158)	(40)
Balance at end of period, assets	1,247	2,231
Recurring basis | Trading assets | Other | Other derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(87)	(43)
Recurring basis | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,523	1,309
Transfers in, assets	8	48
Transfers out, assets	0	(6)
Purchases, assets	442	1,184
Sales, assets	(194)	(195)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	112	151
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	286	56
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(123)	(24)
Balance at end of period, assets	3,054	2,523
Recurring basis | Other investments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	409	328
Recurring basis | Other investments | Other equity investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,463
Transfers in, assets	7	48
Transfers out, assets	0
Purchases, assets	408
Sales, assets	(22)
Issuances, assets	0
Settlements, assets	0
Gain (loss) on transfers in/out included in trading revenues, assets	0
Gain (loss) on all other activity included in trading revenues, assets	13
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	293
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	(30)
Balance at end of period, assets	2,132	1,463
Recurring basis | Other investments | Other equity investments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	298	84
Recurring basis | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,052	1,067
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	34	39
Sales, assets	(172)	(186)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	99	150
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(93)	(18)
Balance at end of period, assets	920	1,052
Recurring basis | Other investments | Life finance instruments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	112	181
Recurring basis | Other investments | Other | Other equity investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		227
Transfers out, assets		(6)
Purchases, assets		1,134
Sales, assets		9
Issuances, assets		0
Settlements, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets		0
Gain (loss) on all other activity included in trading revenues, assets		1
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		56
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(6)
Recurring basis | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,835	4,324
Transfers in, assets	1,268	731
Transfers out, assets	(549)	(470)
Purchases, assets	437	255
Sales, assets	(640)	(275)
Issuances, assets	1,170	1,436
Settlements, assets	(1,435)	(2,170)
Gain (loss) on transfers in/out included in trading revenues, assets	52	4
Gain (loss) on all other activity included in trading revenues, assets	(164)	(64)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	1	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(306)	(54)
Balance at end of period, assets	3,669	3,835
Recurring basis | Loans | Previously Reported [Member]
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,717
Balance at end of period, assets		3,717
Recurring basis | Loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(97)	(7)
Recurring basis | Commercial and industrial loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,401	1,949
Transfers in, assets	446	269
Transfers out, assets	(170)	(335)
Purchases, assets	184	49
Sales, assets	(442)	(194)
Issuances, assets	610	346
Settlements, assets	(435)	(734)
Gain (loss) on transfers in/out included in trading revenues, assets	6	0
Gain (loss) on all other activity included in trading revenues, assets	(150)	(49)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	1	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(104)	(18)
Balance at end of period, assets	1,347	1,401
Recurring basis | Commercial and industrial loans | Previously Reported [Member]
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,283
Balance at end of period, assets		1,283
Recurring basis | Commercial and industrial loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(183)	(9)
Recurring basis | Financial institutions loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,201	1,391
Transfers in, assets	238	414
Transfers out, assets	(245)	(76)
Purchases, assets	0	5
Sales, assets	(31)	(81)
Issuances, assets	499	524
Settlements, assets	(531)	(957)
Gain (loss) on transfers in/out included in trading revenues, assets	20	0
Gain (loss) on all other activity included in trading revenues, assets	43	(9)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(112)	(10)
Balance at end of period, assets	1,082	1,201
Recurring basis | Financial institutions loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	47	10
Recurring basis | Governments and public institutions loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	831	446
Transfers in, assets		48
Transfers out, assets		(58)
Purchases, assets		199
Sales, assets		0
Issuances, assets		251
Settlements, assets		(28)
Gain (loss) on transfers in/out included in trading revenues, assets		2
Gain (loss) on all other activity included in trading revenues, assets		(9)
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(20)
Balance at end of period, assets		831
Recurring basis | Governments and public institutions loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(11)
Recurring basis | Other intangible assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	244	163
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	0	85
Sales, assets	0	0
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(44)	2
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(20)	(6)
Balance at end of period, assets	180	244
Recurring basis | Other intangible assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(44)	2
Recurring basis | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,846	1,543
Transfers in, assets	1,440	470
Transfers out, assets	(709)	(283)
Purchases, assets	4,553	1,970
Sales, assets	(4,595)	(1,913)
Issuances, assets	547	703
Settlements, assets	(995)	(565)
Gain (loss) on transfers in/out included in trading revenues, assets	(17)	17
Gain (loss) on all other activity included in trading revenues, assets	(14)	(48)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(231)	(48)
Balance at end of period, assets	1,825	1,846
Recurring basis | Other assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(48)	28
Recurring basis | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,619	1,235
Transfers in, assets	1,380	444
Transfers out, assets	(665)	(222)
Purchases, assets	4,504	1,718
Sales, assets	(4,567)	(1,693)
Issuances, assets	547	703
Settlements, assets	(994)	(564)
Gain (loss) on transfers in/out included in trading revenues, assets	(41)	3
Gain (loss) on all other activity included in trading revenues, assets	4	36
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(211)	(41)
Balance at end of period, assets	1,576	1,619
Recurring basis | Other assets - of which loans held-for-sale | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(73)	51
Recurring basis | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	16,334	16,349
Transfers in, assets	5,971	2,849
Transfers out, assets	(4,529)	(3,494)
Purchases, assets	11,949	20,040
Sales, assets	(12,275)	(19,419)
Issuances, assets	3,781	3,293
Settlements, assets	(5,398)	(4,376)
Gain (loss) on transfers in/out included in trading revenues, assets	325	(59)
Gain (loss) on all other activity included in trading revenues, assets	1,532	1,320
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	248	58
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(1,574)	(345)
Balance at end of period, assets	16,364	16,334
Recurring basis | Assets | Previously Reported [Member]
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	16,216
Balance at end of period, assets		16,216
Recurring basis | Assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	1,597	1,436
Nonrecurring basis | Accounting Standards Update 2019-05 [Member] | Revision of Prior Period, Accounting Standards Update, Adjustment [Member]
Assets measured at fair value on a recurring basis for level 3
Retained Earnings (Accumulated Deficit)			SFr 118
Bank
Assets measured at fair value on a recurring basis for level 3
Retained Earnings (Accumulated Deficit)	15,871	13,492
Bank | Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	0	0
Transfers in, assets		0
Transfers out, assets		(12)
Purchases, assets		0
Sales, assets		0
Issuances, assets		12
Settlements, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets		0
Gain (loss) on all other activity included in trading revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		0
Balance at end of period, assets		0
Bank | Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Debt securities | RMBS | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		0
Bank | Recurring basis | Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1	30
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	213	2
Sales, assets	(106)	(31)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(7)	0
Balance at end of period, assets	101	1
Bank | Recurring basis | Securities received as collateral | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	0	0
Bank | Recurring basis | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	7,885	8,980
Transfers in, assets	3,255	1,600
Transfers out, assets	(3,271)	(2,723)
Purchases, assets	6,304	16,544
Sales, assets	(6,740)	(17,005)
Issuances, assets	2,064	1,142
Settlements, assets	(2,968)	(1,641)
Gain (loss) on transfers in/out included in trading revenues, assets	290	(80)
Gain (loss) on all other activity included in trading revenues, assets	1,598	1,281
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	5	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(887)	(213)
Balance at end of period, assets	7,535	7,885
Bank | Recurring basis | Trading assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	1,377	1,085
Bank | Recurring basis | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,923	2,242
Transfers in, assets	2,078	793
Transfers out, assets	(1,775)	(1,508)
Purchases, assets	3,811	4,037
Sales, assets	(3,493)	(3,537)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	1	17
Gain (loss) on all other activity included in trading revenues, assets	14	(41)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	5	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(311)	(80)
Balance at end of period, assets	2,253	1,923
Bank | Recurring basis | Trading assets | Debt securities | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	166	146
Bank | Recurring basis | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,128	1,260
Transfers in, assets	703	485
Transfers out, assets	(809)	(843)
Purchases, assets	2,685	3,076
Sales, assets	(2,464)	(2,768)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	26	21
Gain (loss) on all other activity included in trading revenues, assets	211	(52)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(210)	(51)
Balance at end of period, assets	1,270	1,128
Bank | Recurring basis | Trading assets | Debt securities | Corporate debt securities | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	196	153
Bank | Recurring basis | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,534	3,298
Transfers in, assets	995	592
Transfers out, assets	(1,207)	(734)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	2,064	1,142
Settlements, assets	(2,891)	(1,616)
Gain (loss) on transfers in/out included in trading revenues, assets	213	(92)
Gain (loss) on all other activity included in trading revenues, assets	1,607	1,034
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	1	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(405)	(90)
Balance at end of period, assets	3,911	3,534
Bank | Recurring basis | Trading assets | Derivative instruments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	1,323	957
Bank | Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,040	1,054
Transfers in, assets	255	224
Transfers out, assets	(519)	(400)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	507	361
Settlements, assets	(743)	(402)
Gain (loss) on transfers in/out included in trading revenues, assets	107	(80)
Gain (loss) on all other activity included in trading revenues, assets	725	316
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(186)	(33)
Balance at end of period, assets	1,186	1,040
Bank | Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	752	404
Bank | Recurring basis | Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	879	673
Transfers in, assets		282
Transfers out, assets		(244)
Purchases, assets		0
Sales, assets		0
Issuances, assets		390
Settlements, assets		(765)
Gain (loss) on transfers in/out included in trading revenues, assets		(6)
Gain (loss) on all other activity included in trading revenues, assets		565
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(16)
Balance at end of period, assets		879
Bank | Recurring basis | Trading assets | Derivative instruments | Credit derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		320
Bank | Recurring basis | Trading assets | Derivative instruments | Other derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	909	806
Transfers in, assets	0	6
Transfers out, assets	0	(1)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	303	303
Settlements, assets	(326)	(317)
Gain (loss) on transfers in/out included in trading revenues, assets	(1)	0
Gain (loss) on all other activity included in trading revenues, assets	291	128
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(97)	(16)
Balance at end of period, assets	1,079	909
Bank | Recurring basis | Trading assets | Derivative instruments | Other derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	310	266
Bank | Recurring basis | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,231	3,308
Transfers in, assets	119	132
Transfers out, assets	(246)	(424)
Purchases, assets	2,420	12,333
Sales, assets	(3,189)	(13,384)
Issuances, assets	0	0
Settlements, assets	(77)	(25)
Gain (loss) on transfers in/out included in trading revenues, assets	72	(2)
Gain (loss) on all other activity included in trading revenues, assets	76	333
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(1)	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(158)	(40)
Balance at end of period, assets	1,247	2,231
Bank | Recurring basis | Trading assets | Other | Other derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(87)	(43)
Bank | Recurring basis | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,523	1,309
Transfers in, assets	8	48
Transfers out, assets	0	(6)
Purchases, assets	442	1,184
Sales, assets	(194)	(194)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	112	151
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	286	56
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(123)	(25)
Balance at end of period, assets	3,054	2,523
Bank | Recurring basis | Other investments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	409	328
Bank | Recurring basis | Other investments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,463
Transfers in, assets	7
Transfers out, assets	0
Purchases, assets	408
Sales, assets	(22)
Issuances, assets	0
Settlements, assets	0
Gain (loss) on transfers in/out included in trading revenues, assets	0
Gain (loss) on all other activity included in trading revenues, assets	13
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	293
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	(30)
Balance at end of period, assets		1,463
Bank | Recurring basis | Other investments | Other equity investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,463
Balance at end of period, assets	2,132	1,463
Bank | Recurring basis | Other investments | Other equity investments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	298	83
Bank | Recurring basis | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,052	1,067
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	34	39
Sales, assets	(172)	(186)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	99	150
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(93)	(18)
Balance at end of period, assets	920	1,052
Bank | Recurring basis | Other investments | Life finance instruments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	112	181
Bank | Recurring basis | Other investments | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		227
Transfers in, assets		48
Transfers out, assets		(6)
Purchases, assets		1,134
Sales, assets		10
Issuances, assets		0
Settlements, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets		0
Gain (loss) on all other activity included in trading revenues, assets		1
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		56
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(7)
Bank | Recurring basis | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,835	4,324
Transfers in, assets	1,268	731
Transfers out, assets	(549)	(470)
Purchases, assets	437	255
Sales, assets	(640)	(275)
Issuances, assets	1,170	1,436
Settlements, assets	(1,435)	(2,170)
Gain (loss) on transfers in/out included in trading revenues, assets	52	4
Gain (loss) on all other activity included in trading revenues, assets	(164)	(64)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	1	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(306)	(55)
Balance at end of period, assets	3,669	3,835
Bank | Recurring basis | Loans | Previously Reported [Member]
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,716
Balance at end of period, assets		3,716
Bank | Recurring basis | Loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(97)	(8)
Bank | Recurring basis | Commercial and industrial loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,402	1,949
Transfers in, assets	446	269
Transfers out, assets	(170)	(335)
Purchases, assets	184	49
Sales, assets	(442)	(194)
Issuances, assets	610	346
Settlements, assets	(435)	(734)
Gain (loss) on transfers in/out included in trading revenues, assets	6	0
Gain (loss) on all other activity included in trading revenues, assets	(150)	(49)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	1	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(105)	(18)
Balance at end of period, assets	1,347	1,402
Bank | Recurring basis | Commercial and industrial loans | Previously Reported [Member]
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,283
Balance at end of period, assets		1,283
Bank | Recurring basis | Commercial and industrial loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(183)	(9)
Bank | Recurring basis | Financial institutions loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,201	1,391
Transfers in, assets	238	414
Transfers out, assets	(245)	(76)
Purchases, assets	0	5
Sales, assets	(31)	(81)
Issuances, assets	499	524
Settlements, assets	(531)	(957)
Gain (loss) on transfers in/out included in trading revenues, assets	20	0
Gain (loss) on all other activity included in trading revenues, assets	43	(9)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(112)	(10)
Balance at end of period, assets	1,082	1,201
Bank | Recurring basis | Financial institutions loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	47	10
Bank | Recurring basis | Governments and public institutions loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	830	446
Transfers in, assets		48
Transfers out, assets		(58)
Purchases, assets		199
Sales, assets		0
Issuances, assets		251
Settlements, assets		(28)
Gain (loss) on transfers in/out included in trading revenues, assets		2
Gain (loss) on all other activity included in trading revenues, assets		(9)
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(21)
Balance at end of period, assets		830
Bank | Recurring basis | Governments and public institutions loans | Equity securities | Life finance instruments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(12)
Bank | Recurring basis | Other intangible assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	244	163
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	0	85
Sales, assets	0	0
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(44)	2
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(20)	(6)
Balance at end of period, assets	180	244
Bank | Recurring basis | Other intangible assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(44)	2
Bank | Recurring basis | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,846	1,543
Transfers in, assets	1,440	470
Transfers out, assets	(709)	(283)
Purchases, assets	4,553	1,970
Sales, assets	(4,595)	(1,913)
Issuances, assets	547	703
Settlements, assets	(995)	(565)
Gain (loss) on transfers in/out included in trading revenues, assets	(17)	17
Gain (loss) on all other activity included in trading revenues, assets	(14)	(48)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(231)	(48)
Balance at end of period, assets	1,825	1,846
Bank | Recurring basis | Other assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(48)	29
Bank | Recurring basis | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,619	1,235
Transfers in, assets	1,380	444
Transfers out, assets	(665)	(222)
Purchases, assets	4,504	1,718
Sales, assets	(4,567)	(1,693)
Issuances, assets	547	703
Settlements, assets	(994)	(564)
Gain (loss) on transfers in/out included in trading revenues, assets	(41)	3
Gain (loss) on all other activity included in trading revenues, assets	4	36
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(211)	(41)
Balance at end of period, assets	1,576	1,619
Bank | Recurring basis | Other assets - of which loans held-for-sale | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(73)	51
Bank | Recurring basis | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	16,334	16,349
Transfers in, assets	5,971	2,849
Transfers out, assets	(4,529)	(3,494)
Purchases, assets	11,949	20,040
Sales, assets	(12,275)	(19,418)
Issuances, assets	3,781	3,293
Settlements, assets	(5,398)	(4,376)
Gain (loss) on transfers in/out included in trading revenues, assets	325	(59)
Gain (loss) on all other activity included in trading revenues, assets	1,532	1,320
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	248	58
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(1,574)	(347)
Balance at end of period, assets	16,364	16,334
Bank | Recurring basis | Assets | Previously Reported [Member]
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	16,215
Balance at end of period, assets		16,215
Bank | Recurring basis | Assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	SFr 1,597	SFr 1,436
Bank | Nonrecurring basis | Accounting Standards Update 2019-05 [Member] | Revision of Prior Period, Accounting Standards Update, Adjustment [Member]
Assets measured at fair value on a recurring basis for level 3
Retained Earnings (Accumulated Deficit)			SFr 119